Investment Objectives and Goals	Jan. 27, 2026
Empiric Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s goal is to achieve capital appreciation.
JAG Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – JAG LARGE CAP GROWTH FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is capital appreciation.